Mineral properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration And Evaluation Asset [Abstract]
Disclosure of detailed information about mineral property, plant and equipment [Table Text Block]
		Exploration	Plant,
		and	buildings
	Mineral	evaluation	and	Right-of-use	Assets under	Corporate
	interests	assets	equipment	assets	construction	assets	Total
	$	$	$	$	$	$	$
Cost
As at December 31, 2022	‐	‐	‐	623	‐	461	1,084
Additions	‐	‐	‐	‐	‐	35	35
As at December 31, 2023	‐	‐	‐	623	‐	496	1,119
Acquired under the Acquisition (note 6)	12,421	3,964	180,817	19,176	28,206	‐	244,584
Additions	67,060	‐	‐	27,816	5,658	19	100,553
Change in asset retirement provisions (note 13(b))	10,628	‐	‐	‐	‐	‐	10,628
Transfers	17,895	‐	14,185	‐	(32,080)	‐	‐
As at December 31, 2024	108,004	3,964	195,002	47,615	1,784	515	356,884

Accumulated depreciation and depletion
As at December 31, 2022	‐	‐	‐	(346)	‐	(406)	(752)
Depreciation expense	‐	‐	‐	(104)	‐	(38)	(142)
As at December 31, 2023	‐	‐	‐	(450)	‐	(444)	(894)
Depreciation and depletion expense	(9,970)	‐	(5,672)	(10,889)	‐	(30)	(26,561)
As at December 31, 2024	(9,970)	-	(5,672)	(11,339)	-	(474)	(27,455)

Net book value:
As at December 31, 2023	‐	‐	‐	173	‐	52	225
As at December 31, 2024	98,034	3,964	189,330	36,276	1,784	41	329,429